GuidePath® Absolute Return Allocation Fund
Schedule of Investments (Unaudited)
December 31, 2019

Number of Shares		Value
	INVESTMENT COMPANIES - 98.73%
	Exchange Traded Funds - 48.69%
12,873	Invesco DB Agriculture Fund (a)	$213,177
2,010	Invesco DB Base Metals Fund	30,030
11,267	Invesco DB Energy Fund	164,836
177,801	iShares 1-3 Year Treasury Bond ETF (a)	15,047,299
4,501	iShares Core MSCI Emerging Markets ETF	241,974
9,861	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	901,591
46,828	SPDR Bloomberg Barclays High Yield Bond ETF (a)	5,129,539
1,272,703	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	39,110,163
146,468	SPDR Portfolio Short Term Corporate Bond ETF	4,517,073
277,709	Vanguard Emerging Markets Government Bond ETF	22,608,290
12,686	Vanguard FTSE Developed Markets ETF (a)	558,945
934,981	Vanguard Mortgage-Backed Securities ETF	49,712,940
3,964	Vanguard S&P 500 ETF	1,172,551
87,719	Vanguard Total Bond Market ETF	7,356,115
		146,764,523
	Mutual Funds - 50.04%
3,042,993	BlackRock Low Duration Bond Portfolio - Institutional Shares	29,334,455
391,267	DoubleLine Core Fixed Income Fund - Institutional Shares	4,331,322
1,544,513	DoubleLine Flexible Income Fund - Institutional Shares (c)	14,997,219
2,918,725	DoubleLine Low Duration Bond Fund - Institutional Shares	29,245,624
461,816	DoubleLine Shiller Enhanced CAPE - Institutional Shares	7,518,368
2,963,290	DoubleLine Total Return Bond Fund - Institutional Shares	31,499,772
760,512	T. Rowe Price Institutional Floating Rate Fund	7,521,460
4,427,755	Vanguard High-Yield Corporate Fund	26,389,420
		150,837,640
	Total Investment Companies (Cost $292,202,691)	297,602,163

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
974	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.55% (b)	974
	Total Short Term Investments (Cost $974)	974

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 2.89%
8,703,813	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.80% (b)	8,703,813
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $8,703,813)	8,703,813

	Total Investments (Cost $300,907,478) - 101.62%	306,306,950
	Liabilities in Excess of Other Assets - (1.62)%	(4,885,643)
	TOTAL NET ASSETS - 100.00%	$301,421,307

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2019.
(c)
Certain GPS Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the outstanding shares of each underlying fund, and therefore are potentially illiquid, amount to 0.05% of total net assets as of    December 31, 2019.